UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07455
Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Stone Harbor Emerging Markets Bond Fund
Class A / VSHAX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class A / VSHAX	$126	1.22%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2025, the Fund’s Class A shares at NAV returned 6.07%. For the same period, the Bloomberg Global Aggregate Bond Index and J.P. Morgan EMBI Global Diversified Index, each a broad-based securities market index, returned 7.03% and 8.04%, respectively. The J.P. Morgan CEMBI Broad Diversified Index, which serves as the style-specific index, returned 7.33%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The benchmark limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than USD 300 million, maturity greater than 5 years, verifiable prices and cash flows, and from countries with Asia ex Japan, Latin America, Eastern Europe, Middle East, and Africa. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country exposures and issue selection contributed to performance relative to the J.P. Morgan CEMBI Broad Diversified Index for the 12 months ended May 31, 2025. Exposures in Europe, the Middle East, and Africa contributed most to relative performance. In other regions, an underweight exposure and issue selection in Hong Kong, as well as issue selection in Indonesia, Mexico, and Brazil, enhanced performance. Some of the positive performance attribution was offset by issue selection decisions in Colombia and Argentina. In terms of industry attribution, an overweight exposure and issue selection in wireless contributed positively, as did an underweight exposure and issue selection in metals/mining/steel and financial/leasing. Underweight exposures in higher-rated credits and overweight exposures in lower-quality credits contributed to relative performance during the period.
FACTOR	IMPACT	SUMMARY
Indonesia	Positive	Issue selection, particularly in Cikarang Listrindo, contributed to Fund performance relative to the J.P. Morgan CEMBI Broad Diversified Index.
Mexico	Positive	Issue selection, particularly in Aeromexico, contributed to relative performance.
Colombia	Negative	Issue selection, particularly in Gran Tierra, detracted from relative performance.
Argentina	Negative	Issue selection, particularly in Albanesi, detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the J.P. Morgan EMBI Global Diversified Index to the Bloomberg Global Aggregate Bond Index, which is a broader representation of global fixed income markets.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/25	1 Year	Since Inception
Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at NAV(1)	6.07%	4.85%
Virtus Stone Harbor Emerging Markets Bond Fund (Class A/VSHAX) at POP(2),(3)	2.09%	3.58%
Bloomberg Global Aggregate Bond Index	7.03%	0.15%
J.P. Morgan EMBI Global Diversified Index	8.04%	4.50%
J.P. Morgan CEMBI Broad Diversified Index	7.33%	5.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2025)
Fund net assets (‘000s)	$6,926
Total number of portfolio holdings	164
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Corporate Bonds and Notes		100%
Financial & Lease	19%
Electric	16%
Exploration & Production	14%
Wireless	7%
Metals, Mining & Steel	6%
Gaming	5%
Chemicals	5%
Services Other	4%
Retail Food & Drug	3%
Midstream	3%
All other Corporate Bonds and Notes	18%
Total		100%
(1)	Percentage of total investments as of May 31, 2025.

Material Fund Changes
Effective January 1, 2025, the new expense limitation of 1.20% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8377
Virtus Stone Harbor Emerging Markets Bond Fund

Virtus Stone Harbor Emerging Markets Bond Fund
Class I / SHCDX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Bond Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Bond Fund Class I / SHCDX	$101	0.98%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2025, the Fund’s Class I shares at NAV returned 6.38%. For the same period, the Bloomberg Global Aggregate Bond Index and J.P. Morgan EMBI Global Diversified Index, each a broad-based securities market index, returned 7.03% and 8.04%, respectively. The J.P. Morgan CEMBI Broad Diversified Index, which serves as the style-specific index, returned 7.33%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan CEMBI Broad Diversified Index tracks total returns for U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The benchmark limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks. Qualifying corporate bonds have a face amount greater than USD 300 million, maturity greater than 5 years, verifiable prices and cash flows, and from countries with Asia ex Japan, Latin America, Eastern Europe, Middle East, and Africa. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country exposures and issue selection contributed to performance relative to the J.P. Morgan CEMBI Broad Diversified Index for the 12 months ended May 31, 2025. Exposures in Europe, the Middle East, and Africa contributed most to relative performance. In other regions, an underweight exposure and issue selection in Hong Kong, as well as issue selection in Indonesia, Mexico, and Brazil, enhanced performance. Some of the positive performance attribution was offset by issue selection decisions in Colombia and Argentina. In terms of industry attribution, an overweight exposure and issue selection in wireless contributed positively, as did an underweight exposure and issue selection in metals/mining/steel and financial/leasing. Underweight exposures in higher-rated credits and overweight exposures in lower-quality credits contributed to relative performance during the period.
FACTOR	IMPACT	SUMMARY
Indonesia	Positive	Issue selection, particularly in Cikarang Listrindo, contributed to Fund performance relative to the J.P. Morgan CEMBI Broad Diversified Index.
Mexico	Positive	Issue selection, particularly in Aeromexico, contributed to relative performance.
Colombia	Negative	Issue selection, particularly in Gran Tierra, detracted from relative performance.
Argentina	Negative	Issue selection, particularly in Albanesi, detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the J.P. Morgan EMBI Global Diversified Index to the Bloomberg Global Aggregate Bond Index, which is a broader representation of global fixed income markets.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/25	1 Year	5 Years	10 Years
Virtus Stone Harbor Emerging Markets Bond Fund (Class I/SHCDX) at NAV(1)	6.38%	5.01%	3.86%
Bloomberg Global Aggregate Bond Index	7.03%	(1.35)%	0.94%
J.P. Morgan EMBI Global Diversified Index	8.04%	2.01%	3.12%
J.P. Morgan CEMBI Broad Diversified Index	7.33%	3.29%	3.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2025)
Fund net assets (‘000s)	$6,926
Total number of portfolio holdings	164
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Corporate Bonds and Notes		100%
Financial & Lease	19%
Electric	16%
Exploration & Production	14%
Wireless	7%
Metals, Mining & Steel	6%
Gaming	5%
Chemicals	5%
Services Other	4%
Retail Food & Drug	3%
Midstream	3%
All other Corporate Bonds and Notes	18%
Total		100%
(1)	Percentage of total investments as of May 31, 2025.

Material Fund Changes
Effective January 1, 2025, the new expense limitation of 0.95% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8378
Virtus Stone Harbor Emerging Markets Bond Fund

Virtus Stone Harbor Emerging Markets Debt Income Fund
Class A / VSHCX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class A / VSHCX	$104	1.00%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2025, the Fund’s Class A shares at NAV returned 8.45%. For the same period, the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, returned 7.03% and the J.P. Morgan EMBI Global Diversified Index, which serves as the style-specific index, returned 8.04%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country selection decisions contributed positively to performance relative to the J.P. Morgan EMBI Global Diversified Index for the 12 months ended May 31, 2025. Out-of-benchmark exposures to hard currency corporate debt also enhanced performance. Hard currency is generally issued by developed countries, globally traded, and seen as politically and economically stable. Some of the positive performance attribution was offset by exposure to local currency debt. Attribution from U.S. Treasuries was negative during the period. In terms of regional performance, Europe, the Middle East, and Africa – particularly an overweight and issue selection in Ghana – were considerable contributors to relative performance. In Latin America, an overweight to Ecuador was the largest contributor to performance. Underweights in several countries, including China and Indonesia, as well as issue selection in Sri Lanka, also contributed. Issue selection in Romania and Colombia detracted from performance.
FACTOR	IMPACT	SUMMARY
Mexico	Positive	An overweight exposure and issue selection in Mexico enhanced performance relative to the J.P. Morgan EMBI Global Diversified Index for the period.
Ecuador	Positive	An overweight exposure in Ecuador enhanced relative returns. The country outperformed when President Noboa was reelected in a second-round vote in April.
Romania	Negative	Issue selection detracted from the Fund’s relative performance.
Colombia	Negative	Issue selection detracted from Fund performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/25	1 Year	Since Inception
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at NAV(1)	8.45%	5.65%
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class A/VSHCX) at POP(2),(3)	4.38%	4.37%
Bloomberg Global Aggregate Bond Index	7.03%	0.15%
J.P. Morgan EMBI Global Diversified Index	8.04%	4.50%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2025)
Fund net assets (‘000s)	$258,131
Total number of portfolio holdings	286
Total advisory fee paid (‘000s)	$1,060
Portfolio turnover rate as of the end of the reporting period	143%
Asset Allocation(1)
Foreign Government Securities		71%
Corporate Bonds and Notes		24%
Exploration & Production	12%
Electric	4%
Metals, Mining & Steel	2%
Financial & Lease	2%
All other Corporate Bonds and Notes	4%
Affiliated Mutual Funds		4%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of May 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8379
Virtus Stone Harbor Emerging Markets Debt Income Fund

Virtus Stone Harbor Emerging Markets Debt Income Fund
Class I / SHMDX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets Debt Income Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets Debt Income Fund Class I / SHMDX	$75	0.72%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2025, the Fund’s Class I shares at NAV returned 8.78%. For the same period, the Bloomberg Global Aggregate Bond Index, a broad-based securities market index, returned 7.03% and the J.P. Morgan EMBI Global Diversified Index, which serves as the style-specific index, returned 8.04%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan EMBI Global Diversified Index (EMBI Global Diversified) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The countries covered in the EMBI Global Diversified are identical to those covered by the EMBI Global. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Country selection decisions contributed positively to performance relative to the J.P. Morgan EMBI Global Diversified Index for the 12 months ended May 31, 2025. Out-of-benchmark exposures to hard currency corporate debt also enhanced performance. Hard currency is generally issued by developed countries, globally traded, and seen as politically and economically stable. Some of the positive performance attribution was offset by exposure to local currency debt. Attribution from U.S. Treasuries was negative during the period. In terms of regional performance, Europe, the Middle East, and Africa – particularly an overweight and issue selection in Ghana – were considerable contributors to relative performance. In Latin America, an overweight to Ecuador was the largest contributor to performance. Underweights in several countries, including China and Indonesia, as well as issue selection in Sri Lanka, also contributed. Issue selection in Romania and Colombia detracted from performance.
FACTOR	IMPACT	SUMMARY
Mexico	Positive	An overweight exposure and issue selection in Mexico enhanced performance relative to the J.P. Morgan EMBI Global Diversified Index for the period.
Ecuador	Positive	An overweight exposure in Ecuador enhanced relative returns. The country outperformed when President Noboa was reelected in a second-round vote in April.
Romania	Negative	Issue selection detracted from the Fund’s relative performance.
Colombia	Negative	Issue selection detracted from Fund performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/25	1 Year	5 Years	10 Years
Virtus Stone Harbor Emerging Markets Debt Income Fund (Class I/SHMDX) at NAV(1)	8.78%	3.33%	3.24%
Bloomberg Global Aggregate Bond Index	7.03%	(1.35)%	0.94%
J.P. Morgan EMBI Global Diversified Index	8.04%	2.01%	3.12%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2025)
Fund net assets (‘000s)	$258,131
Total number of portfolio holdings	286
Total advisory fee paid (‘000s)	$1,060
Portfolio turnover rate as of the end of the reporting period	143%
Asset Allocation(1)
Foreign Government Securities		71%
Corporate Bonds and Notes		24%
Exploration & Production	12%
Electric	4%
Metals, Mining & Steel	2%
Financial & Lease	2%
All other Corporate Bonds and Notes	4%
Affiliated Mutual Funds		4%
Credit Linked Notes		1%
Total		100%
(1)	Percentage of total investments as of May 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8380
Virtus Stone Harbor Emerging Markets Debt Income Fund

Virtus Stone Harbor Local Markets Fund
Class A / VSHEX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class A / VSHEX	$129	1.25%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2025, the Fund’s Class A shares at NAV returned 5.96%. For the same period, the Bloomberg Global Aggregate Bond Index and J.P. Morgan EMBI Global Diversified Index, each a broad-based securities market index, returned 7.03% and 8.04%, respectively. The J.P. Morgan GBI-EM Global Diversified Index, which serves as the style-specific index, returned 9.53%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Foreign exchange (FX) exposure (a measurement of currency risk) and duration positioning (a measurement of adjusting the portfolio’s sensitivity to changes in interest rates), as well as security selection and taxes, detracted from performance relative to the Fund’s style-specific benchmark ("Benchmark") for the 12 months ended May 31, 2025. Within FX, overweights in the Hungarian forint and Malaysian ringgit, as well as underweights in the Chinese yuan and Colombian peso, enhanced performance. The Fund also benefited from its cash/hard currency FX exposure. Hard currency is generally issued by developed countries, globally traded, and seen as politically and economically stable. Overweight exposures in the Brazilian real and Mexican peso detracted from performance. Within duration positioning, we continued to emphasize countries with attractive after-inflation yields that we believe have sufficient space to further ease policy interest rates. Overweights in Mexico and South Africa were the biggest contributors, while overweights to Brazil and Colombia underperformed. Among the Fund’s underweight positions, Turkey was the notable outperformer, while Thailand underperformed. The markdown of the Fund’s Russian ruble cash position detracted from performance.
FACTOR	IMPACT	SUMMARY
South Africa	Positive	The Fund benefited from an overweight duration position relative to the Benchmark during a period of central bank policy rate cuts in South Africa.
Colombia	Positive	Issue selection contributed, but some of the positive attribution was offset by the Fund’s overweight duration position in Colombia.
Brazil	Negative	The Fund’s overweight duration position relative to the Benchmark in Brazil detracted from performance, although some of the negative attribution was offset by positive attribution from security selection and taxes.

Russia	Negative	The Fund marked down its Russian ruble cash position, which had been frozen due to the war in Ukraine, to zero. This was consistent with the industry standard practice, but detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (April 11, 2022) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the J.P. Morgan EMBI Global Diversified Index to the Bloomberg Global Aggregate Bond Index, which is a broader representation of global fixed income markets.

GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/25	1 Year	Since Inception
Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at NAV(1)	5.96%	3.27%
Virtus Stone Harbor Local Markets Fund (Class A/VSHEX) at POP(2),(3)	1.99%	2.02%
Bloomberg Global Aggregate Bond Index	7.03%	0.15%
J.P. Morgan EMBI Global Diversified Index	8.04%	4.50%
J.P. Morgan GBI-EM Global Diversified Index	9.53%	4.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2025)
Fund net assets (‘000s)	$18,489
Total number of portfolio holdings	63
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	78%
Asset Allocation(1)
Foreign Government Securities		97%
Corporate Bonds and Notes		2%
Financial & Lease	2%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of May 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8382
Virtus Stone Harbor Local Markets Fund

Virtus Stone Harbor Local Markets Fund
Class I / SHLMX
Annual SHAREHOLDER REPORT | May 31, 2025
This annual shareholder report contains important information about the Virtus Stone Harbor Local Markets Fund (“Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Local Markets Fund Class I / SHLMX	$103	1.00%
Portfolio Manager Commentary by Stone Harbor Investment Partners
  For the fiscal year ended May 31, 2025, the Fund’s Class I shares at NAV returned 6.30%. For the same period, the Bloomberg Global Aggregate Bond Index and J.P. Morgan EMBI Global Diversified Index, each a broad-based securities market index, returned 7.03% and 8.04%, respectively. The J.P. Morgan GBI-EM Global Diversified Index, which serves as the style-specific index, returned 9.53%.
  The Bloomberg Global Aggregate Bond Index measures the global investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts outstanding. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The J.P. Morgan GBI-EM Global Diversified Index consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The weightings among the countries are more evenly distributed within this index. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Foreign exchange (FX) exposure (a measurement of currency risk) and duration positioning (a measurement of adjusting the portfolio’s sensitivity to changes in interest rates), as well as security selection and taxes, detracted from performance relative to the Fund’s style-specific benchmark ("Benchmark") for the 12 months ended May 31, 2025. Within FX, overweights in the Hungarian forint and Malaysian ringgit, as well as underweights in the Chinese yuan and Colombian peso, enhanced performance. The Fund also benefited from its cash/hard currency FX exposure. Hard currency is generally issued by developed countries, globally traded, and seen as politically and economically stable. Overweight exposures in the Brazilian real and Mexican peso detracted from performance. Within duration positioning, we continued to emphasize countries with attractive after-inflation yields that we believe have sufficient space to further ease policy interest rates. Overweights in Mexico and South Africa were the biggest contributors, while overweights to Brazil and Colombia underperformed. Among the Fund’s underweight positions, Turkey was the notable outperformer, while Thailand underperformed. The markdown of the Fund’s Russian ruble cash position detracted from performance.
FACTOR	IMPACT	SUMMARY
South Africa	Positive	The Fund benefited from an overweight duration position relative to the Benchmark during a period of central bank policy rate cuts in South Africa.
Colombia	Positive	Issue selection contributed, but some of the positive attribution was offset by the Fund’s overweight duration position in Colombia.
Brazil	Negative	The Fund’s overweight duration position relative to the Benchmark in Brazil detracted from performance, although some of the negative attribution was offset by positive attribution from security selection and taxes.

Russia	Negative	The Fund marked down its Russian ruble cash position, which had been frozen due to the war in Ukraine, to zero. This was consistent with the industry standard practice, but detracted from relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the J.P. Morgan EMBI Global Diversified Index to the Bloomberg Global Aggregate Bond Index, which is a broader representation of global fixed income markets.

GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 5/31/25	1 Year	5 Years	10 Years
Virtus Stone Harbor Local Markets Fund (Class I/SHLMX) at NAV(1)	6.30%	0.62%	0.51%
Bloomberg Global Aggregate Bond Index	7.03%	(1.35)%	0.94%
J.P. Morgan EMBI Global Diversified Index	8.04%	2.01%	3.12%
J.P. Morgan GBI-EM Global Diversified Index	9.53%	1.42%	1.71%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of May 31, 2025)
Fund net assets (‘000s)	$18,489
Total number of portfolio holdings	63
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	78%
Asset Allocation(1)
Foreign Government Securities		97%
Corporate Bonds and Notes		2%
Financial & Lease	2%
Short-Term Investment		1
Total		100%
(1)	Percentage of total investments as of May 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8383
Virtus Stone Harbor Local Markets Fund

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $78,059 for 2025 and $77,738 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $8,366 for 2025 and $12,021 for 2024 Such audit-related fees include the out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $19,239 for 2025 and $34,221 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Opportunities Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $27,605 for 2025 and $46,242 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Please refer to Item 7a.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST

May 31, 2025
Virtus Stone Harbor Emerging Markets Bond Fund
Virtus Stone Harbor Emerging Markets Debt Income Fund
Virtus Stone Harbor Local Markets Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
May 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Credit Default Swap (“CDS”)
A CDS is a financial derivative contract that shifts the credit risk of a fixed income product to a counterparty in exchange for a premium. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, may expect to receive a payoff if the asset defaults.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Funds Rate
The target interest rate set by the Fed at which commercial banks borrow and lend their extra reserves to one another overnight.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Global Medium-Term Note (“GMTN”)
A medium-term note is a note that matures in five to ten years or a corporate note continuously offered by companies to investors.
Payment-In-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Public Limited Company (“plc”)
A public limited company is a type of public company allowed to offer its shares to the public and is listed on a stock exchange. This designation is used in the United Kingdom.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.
Société à responsabilité limitée (“S.a.r.l”)
A French term for a limited liability company.

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS
May 31, 2025
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—98.6%
Angola —0.7%
Azule Energy Finance plc 144A 8.125%, 1/23/30(1)	$ 46	$ 45
Argentina—4.3%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(1)(2)	54	30
MSU Energy S.A. 144A 9.750%, 12/5/30(1)	73	66
Telecom Argentina S.A.
144A 9.500%, 7/18/31(1)	34	35
144A 9.250%, 5/28/33(1)	35	35
Vista Energy Argentina SAU 144A 7.625%, 12/10/35(1)	18	17
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(1)	50	49
YPF S.A.
144A 9.500%, 1/17/31(1)	49	51
RegS 6.950%, 7/21/27(3)	18	18
		301

Brazil—12.4%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(1)	17	17
Ambipar Lux S.a.r.l. 144A 10.875%, 2/5/33(1)	25	23
Braskem Netherlands Finance B.V.
144A 5.875%, 1/31/50(1)	35	23
RegS 4.500%, 1/31/30(3)	54	44
Centrais Eletricas Brasileiras S.A. 144A 6.500%, 1/11/35(1)	35	34
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(1)	46	46
CSN Resources S.A. 144A 4.625%, 6/10/31(1)	47	36
FORESEA Holding S.A. 144A 7.500%, 6/15/30(1)	55	52
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(1)	45	45
JBS USA Holding Lux S.a.r.l. 4.375%, 2/2/52	51	38
LD Celulose International GmbH 144A 7.950%, 1/26/32(1)	25	26
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(1)	36	28
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(1)	38	41
Movida Europe S.A. 144A 7.850%, 4/11/29(1)	39	35
OHI Group S.A. 144A 13.000%, 7/22/29(1)	56	57
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(1)(4)	75	73
Simpar Europe S.A. 144A 5.200%, 1/26/31(1)	67	53
Suzano Austria GmbH
3.750%, 1/15/31	40	36
Series DM3N 3.125%, 1/15/32	82	70
Trident Energy Finance plc 144A 12.500%, 11/30/29(1)	27	26
	Par Value	Value

Brazil—continued
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(1)	$ 52	$ 54
		857

Chile—3.1%
Banco de Chile 144A 2.990%, 12/9/31(1)	84	73
Banco de Credito e Inversiones S.A.
144A 7.500%(1)(5)	51	50
144A 2.875%, 10/14/31(1)	41	36
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(1)	61	54
		213

China—10.8%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	50	32
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(1)	104	102
Goodman HK Finance (Hong Kong), RegS 3.000%, 7/22/30(3)	200	181
Melco Resorts Finance Ltd. (Macau),
144A 5.750%, 7/21/28(1)	26	25
RegS 5.625%, 7/17/27(3)	30	29
RegS 5.750%, 7/21/28(3)	21	20
RegS 5.375%, 12/4/29(3)	64	59
Sands China Ltd. (Macau) 5.400%, 8/8/28	33	33
Standard Chartered plc (Hong Kong),
144A 6.301%, 1/9/29(1)	18	19
144A 2.678%, 6/29/32(1)	20	17
144A 6.097%, 1/11/35(1)	46	47
Studio City Finance Ltd. (Macau),
144A 7.000%, 2/15/27(1)	58	58
144A 6.500%, 1/15/28(1)	40	39
144A 5.000%, 1/15/29(1)	75	68
Tencent Holdings Ltd.
144A 2.390%, 6/3/30(1)	11	10
144A 3.240%, 6/3/50(1)	11	7
		746

Colombia—3.4%
AI Candelaria -spain- S.A. 144A 5.750%, 6/15/33(1)	54	45
Banco GNB Sudameris S.A. 144A 7.500%, 4/16/31(1)	36	35
Ecopetrol S.A. 7.375%, 9/18/43	31	25
Geopark Ltd. 144A 8.750%, 1/31/30(1)	69	55
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(1)	61	43
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(1)	38	35
		238

Czech Republic—1.7%
Energo-Pro AS 144A 8.000%, 5/27/30(1)	100EUR	116
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value	Value

Ghana—0.5%
Kosmos Energy Ltd.
RegS 7.750%, 5/1/27(3)	$ 30	$ 26
RegS 7.500%, 3/1/28(3)	11	9
		35

Guatemala—0.9%
CT Trust 144A 5.125%, 2/3/32(1)	15	14
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(1)	53	50
		64

India—8.1%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(1)	72	63
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(1)	15	13
Adani Ports & Special Economic Zone Ltd.
144A 4.200%, 8/4/27(1)	38	37
RegS 3.100%, 2/2/31(3)	30	25
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(1)	54	43
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(1)	19	19
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(1)	34	33
Greenko Dutch B.V. 144A 3.850%, 3/29/26(1)	46	45
HDFC Bank Ltd. RegS 3.700% (3)(5)	37	36
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(1)	66	59
Reliance Industries Ltd.
144A 3.750%, 1/12/62(1)	26	17
RegS 3.625%, 1/12/52(3)	35	23
ReNew Wind Energy AP2 RegS 4.500%, 7/14/28(3)	24	22
Shriram Finance Ltd.
144A 6.625%, 4/22/27(1)	35	35
144A 6.150%, 4/3/28(1)	20	20
Vedanta Resources Finance II plc
144A 10.250%, 6/3/28(1)	23	23
144A 10.875%, 9/17/29(1)	21	21
144A 9.475%, 7/24/30(1)	30	29
		563

Indonesia—4.9%
Cikarang Listrindo Tbk PT 144A 5.650%, 3/12/35(1)	35	34
Freeport Indonesia PT
RegS 5.315%, 4/14/32(3)	40	39
RegS 6.200%, 4/14/52(3)	34	33
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(3)	70	70
Minejesa Capital B.V.
144A 4.625%, 8/10/30(1)	107	104
144A 5.625%, 8/10/37(1)	22	20
Star Energy Geothermal Darajat II 144A 4.850%, 10/14/38(1)	4	4
	Par Value	Value

Indonesia—continued
Star Energy Geothermal Wayang Windu Ltd. RegS 6.750%, 4/24/33(3)	$ 34	$ 34
		338

Israel—3.6%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	25	20
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(1)(3)	40	37
Energean plc
144A 6.500%, 4/30/27(1)	35	34
RegS 6.500%, 4/30/27(3)	10	10
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(1)(3)	75	74
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	56	54
4.750%, 5/9/27	17	17
		246

Kazakhstan—1.4%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(1)	78	66
144A 5.750%, 4/19/47(1)	41	34
		100

Kuwait—0.5%
NBK SPC Ltd. 144A 5.500%, 6/6/30(1)	35	36
Malaysia—0.3%
Petronas Capital Ltd. 144A 4.950%, 1/3/31(1)	18	18
Mexico—4.9%
Banco Mercantil del Norte S.A.
144A 7.500%(1)(5)	35	35
144A 8.750%(1)(5)	32	32
RegS 5.750%, 10/4/31(3)	17	16
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(1)	20	19
Braskem Idesa SAPI 144A 6.990%, 2/20/32(1)	12	9
Cemex SAB de C.V. 144A 5.125% (1)(5)	47	46
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(1)	73	67
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	48	43
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(1)	25	25
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(1)	19	18
Southern Copper Corp. 6.750%, 4/16/40	9	10

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value	Value

Mexico—continued
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(1)	$ 23	$ 22
		342

Morocco—1.2%
OCP S.A.
144A 3.750%, 6/23/31(1)	26	23
144A 6.700%, 3/1/36(1)	18	18
144A 6.875%, 4/25/44(1)	23	21
144A 7.500%, 5/2/54(1)	24	23
		85

Nigeria—3.2%
Access Bank plc 144A 6.125%, 9/21/26(1)	22	21
IHS Holding Ltd.
144A 5.625%, 11/29/26(1)	42	41
144A 6.250%, 11/29/28(1)	16	16
144A 7.875%, 5/29/30(1)	55	54
144A 8.250%, 11/29/31(1)	44	44
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	44	44
		220

Panama—0.5%
Banco General S.A. 144A 5.250% (1)(5)	40	35
Peru—1.5%
Banco de Credito del Peru S.A.
144A 5.800%, 3/10/35(1)	36	35
144A 6.450%, 7/30/35(1)	9	9
RegS 3.125%, 7/1/30(3)	28	28
Banco Internacional del Peru SAA Interbank RegS 4.000%, 7/8/30(3)	35	35
		107

Philippines—2.9%
Royal Capital B.V. RegS 5.000% (3)(5)	200	198
Poland—1.2%
ORLEN S.A. 144A 6.000%, 1/30/35(1)	83	84
Saudi Arabia—3.7%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(1)	102	101
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(1)	103	91
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	21	21
Saudi Arabian Oil Co. 144A 4.375%, 4/16/49(1)	53	41
		254

	Par Value	Value

Singapore—1.0%
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.930%, 4/2/28(1)(6)	$ 70	$ 70
South Africa—4.0%
Anglo American Capital plc
144A 2.625%, 9/10/30(1)	8	7
RegS 2.625%, 9/10/30(3)	7	6
AngloGold Ashanti Holdings plc 6.500%, 4/15/40	34	34
Prosus N.V.
144A 3.832%, 2/8/51(1)	154	95
RegS 3.061%, 7/13/31(3)	22	19
Sasol Financing USA LLC
4.375%, 9/18/26	89	87
RegS 8.750%, 5/3/29(3)	28	28
		276

South Korea—2.9%
Kookmin Bank 144A 5.375%, 5/8/27(1)	60	61
Shinhan Bank Co., Ltd. RegS 3.875%, 3/24/26(3)	49	49
Shinhan Financial Group Co., Ltd. 144A 2.875% (1)(5)	53	51
Woori Bank 144A 6.375% (1)(5)	38	38
		199

Taiwan—1.1%
TSMC Arizona Corp. 3.875%, 4/22/27	17	17
TSMC Global Ltd.
RegS 1.375%, 9/28/30(3)	29	25
RegS 2.250%, 4/23/31(3)	39	34
		76

Tanzania—1.0%
HTA Group Ltd. 144A 7.500%, 6/4/29(1)	65	66
Thailand—2.4%
Bangkok Bank PCL 144A 3.733%, 9/25/34(1)	40	37
GC Treasury Center Co., Ltd. RegS 4.300%, 3/18/51(3)	100	69
PTT Treasury Center Co., Ltd. 144A 4.500%, 10/25/42(1)	42	35
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(3)	33	27
		168

Turkey—2.5%
Akbank TAS 144A 7.498%, 1/20/30(1)	26	26
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(1)	18	18
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(1)	53	54

See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value	Value

Turkey—continued
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(1)	$ 40	$ 41
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(1)	37	32
		171

Ukraine—1.6%
Metinvest B.V. 144A 7.750%, 10/17/29(1)	51	39
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(1)(7)	75	72
		111

United Arab Emirates—4.2%
Abu Dhabi Crude Oil Pipeline LLC 144A 3.650%, 11/2/29(1)	24	23
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(1)	26	25
DP World Ltd. 144A 4.700%, 9/30/49(1)	47	38
MAF Global Securities Ltd. RegS 7.875% (3)(5)	200	205
		291

Vietnam—1.0%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(1)	74	72
Zambia—1.2%
First Quantum Minerals Ltd. 144A 8.625%, 6/1/31(1)	85	86
Total Corporate Bonds and Notes (Identified Cost $6,890)		6,827

Total Long-Term Investments—98.6% (Identified Cost $6,890)		6,827

TOTAL INVESTMENTS—98.6% (Identified Cost $6,890)		$6,827
Other assets and liabilities, net—1.4%		99
NET ASSETS—100.0%		$6,926
Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PCL	Public Company Limited
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to a value of $4,914 or 71.0% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	100% of the income received was in PIK.
(5)	No contractual maturity date.
(6)	Variable rate security. Rate disclosed is as of May 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Foreign Currencies:
EUR	Euro

Country Weightings (Unaudited)†
Brazil	13%
China	11
India	8
Mexico	5
Indonesia	5
Argentina	4
United Arab Emirates	4
Other	50
Total	100%
† % of total investments as of May 31, 2025.

Forward foreign currency exchange contracts as of May 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	115	EUR	102	JPM	07/11/25	$—	$— (1)
Total						$—	$— (1)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor Emerging Markets Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$6,827	$6,827
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	—(1)	—(1)
Total Investments	$6,827	$6,827

(1)	Amount is less than $500 (not in thousands).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at May 31, 2025.
There were no transfers into or out of Level 3 related to securities held at May 31, 2025.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—67.9%
Angola —1.3%
Republic of Angola 144A 8.000%, 11/26/29(2)	$ 1,792	$ 1,531
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	1,989	1,865
		3,396

Argentina—2.1%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,279	1,642
Republic of Argentina
1.000%, 7/9/29	914	753
0.750%, 7/9/30(5)	3,359	2,630
5.000%, 1/9/38(5)	504	359
		5,384

Benin—0.1%
Benin Government International Bond RegS 4.950%, 1/22/35(4)	363EUR	337
Bermuda—0.8%
Government of Bermuda
144A 4.750%, 2/15/29(2)	415	413
RegS 3.375%, 8/20/50(4)	2,571	1,641
		2,054

Bolivia—0.2%
Bolivia Government RegS 4.500%, 3/20/28(4)	625	417
Brazil—2.1%
Federative Republic of Brazil
3.875%, 6/12/30	959	892
6.000%, 10/20/33	1,560	1,531
6.125%, 3/15/34	395	385
6.625%, 3/15/35	1,747	1,740
5.625%, 2/21/47	59	47
7.125%, 5/13/54	787	729
		5,324

Cameroon—1.5%
Republic of Cameroon
RegS 9.500%, 7/31/31(4)	900	826
RegS 5.950%, 7/7/32(4)	3,515EUR	3,090
		3,916

Chile—1.4%
Republic of Chile
2.450%, 1/31/31	1,853	1,633
2.550%, 1/27/32	261	226
4.950%, 1/5/36	531	514
	Par Value(1)	Value

Chile—continued
5.650%, 1/13/37	$ 1,296	$ 1,314
		3,687

Colombia—3.3%
Republic of Colombia
7.375%, 4/25/30	4,649	4,788
3.125%, 4/15/31	363	297
3.250%, 4/22/32	1,056	828
8.500%, 4/25/35	492	508
8.000%, 11/14/35	850	851
7.750%, 11/7/36	994	964
6.125%, 1/18/41	332	267
4.125%, 2/22/42	153	96
		8,599

Dominican Republic—2.3%
Dominican Republic
144A 6.600%, 6/1/36(2)	782	778
144A 6.950%, 3/15/37(2)	839	842
144A 7.150%, 2/24/55(2)	566	556
RegS 6.950%, 3/15/37(4)	3,701	3,714
		5,890

Ecuador—1.8%
Amazon Conservation DAC 144A 6.034%, 1/16/42(2)	1,684	1,652
Republic of Ecuador
RegS 6.900%, 7/31/30(4)(5)	2,941	2,280
RegS 5.500%, 7/31/35(4)(5)	1,292	802
		4,734

Egypt—2.5%
Arab Republic of Egypt
144A 3.875%, 2/16/26(2)	155	152
144A 8.625%, 2/4/30(2)	1,155	1,148
144A 7.903%, 2/21/48(2)	1,609	1,165
144A 8.875%, 5/29/50(2)	1,127	888
144A 8.750%, 9/30/51(2)	3,264	2,542
RegS 8.700%, 3/1/49(4)	847	657
		6,552

El Salvador—1.2%
Republic of El Salvador
144A 8.625%, 2/28/29(2)	238	246
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value

El Salvador—continued
144A 8.250%, 4/10/32(2)	$ 1,319	$ 1,314
RegS 7.650%, 6/15/35(4)	1,294	1,224
RegS 7.625%, 2/1/41(4)	311	279
		3,063

Ethiopia—1.3%
Federal Republic of Ethiopia
144A 6.625%, 12/11/25(2)(6)	2,168	1,930
RegS 6.630%, 12/11/25(4)(6)	1,496	1,331
		3,261

Gabon—1.0%
Republic of Gabon
144A 6.625%, 2/6/31(2)	1,114	831
144A 7.000%, 11/24/31(2)	656	488
RegS 9.500%, 2/18/29(4)	1,363	1,222
		2,541

Ghana—0.7%
Republic of Ghana
RegS 0.000%, 7/3/26(4)(7)	173	168
RegS 5.000%, 7/3/29(4)(5)	1,171	1,066
RegS 5.000%, 7/3/35(4)(5)	840	619
		1,853

Honduras—0.3%
Honduras Government 144A 8.625%, 11/27/34(2)	716	726
Hungary—2.9%
Hungary Government International Bond
144A 5.250%, 6/16/29(2)	1,773	1,780
144A 5.500%, 3/26/36(2)	3,519	3,327
RegS 2.125%, 9/22/31(4)	1,653	1,353
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	957
		7,417

Indonesia—2.3%
Republic of Indonesia
4.650%, 9/20/32	288	282
4.750%, 9/10/34	1,793	1,737
4.350%, 1/11/48	308	252
4.200%, 10/15/50	2,231	1,762
	Par Value(1)	Value

Indonesia—continued
3.200%, 9/23/61	$ 461	$ 282
144A 5.250%, 1/8/47(2)	425	402
RegS 6.750%, 1/15/44(4)	898	990
RegS 5.125%, 1/15/45(4)	332	311
		6,018

Ivory Coast—1.9%
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	1,774	1,710
144A 6.125%, 6/15/33(2)	1,365	1,211
144A 8.075%, 4/1/36(2)	560	528
RegS 5.875%, 10/17/31(4)	421EUR	443
RegS 6.625%, 3/22/48(4)	1,086EUR	936
		4,828

Jordan—0.7%
Kingdom of Jordan
144A 5.850%, 7/7/30(2)	296	277
144A 7.375%, 10/10/47(2)	1,202	1,036
RegS 7.375%, 10/10/47(4)	641	552
		1,865

Kenya—1.4%
Republic of Kenya
144A 9.750%, 2/16/31(2)	506	505
144A 9.500%, 3/5/36(2)	3,481	3,175
		3,680

Lebanon—0.4%
Lebanon Government International Bond
RegS 5.800%, 4/14/20(4)(6)	1,561	270
RegS 8.250%, 4/12/21(4)(6)	3,735	646
RegS 6.400%, 5/26/23(4)(6)	1,325	229
		1,145

Mexico—1.1%
United Mexican States
6.000%, 5/13/30	700	721
6.350%, 2/9/35	1,111	1,107
5.000%, 4/27/51	686	510

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Mexico—continued
3.750%, 4/19/71	$ 880	$ 475
		2,813

Montenegro—0.1%
Republic of Montenegro 144A 7.250%, 3/12/31(2)	252	258
Mozambique—0.6%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	2,047	1,666
Nigeria—1.1%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	513	497
144A 7.143%, 2/23/30(2)	417	384
RegS 8.747%, 1/21/31(4)	1,145	1,103
RegS 7.375%, 9/28/33(4)	1,108	940
		2,924

Panama—1.2%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,089
Republic of Panama
6.853%, 3/28/54	422	367
3.870%, 7/23/60	1,046	562
4.500%, 1/19/63	265	160
		3,178

Peru—2.1%
Republic of Peru
8.750%, 11/21/33	209	252
3.000%, 1/15/34	2,353	1,954
5.375%, 2/8/35	397	390
5.875%, 8/8/54	1,912	1,804
3.600%, 1/15/72	1,464	885
		5,285

Philippines—2.1%
Republic of Philippines
1.950%, 1/6/32	2,932	2,462
5.000%, 7/17/33	872	872
3.700%, 2/2/42	1,753	1,370
2.950%, 5/5/45	373	250
5.900%, 2/4/50	491	490
		5,444

Poland—4.0%
Republic of Poland
5.125%, 9/18/34	5,396	5,338
5.375%, 2/12/35	2,812	2,800
5.500%, 4/4/53	1,364	1,240
	Par Value(1)	Value

Poland—continued
5.500%, 3/18/54	$ 914	$ 827
		10,205

Qatar—1.2%
State of Qatar
144A 4.817%, 3/14/49(2)	2,780	2,469
RegS 4.400%, 4/16/50(4)	687	573
		3,042

Romania—2.2%
Romania Government International Bond
144A 7.125%, 1/17/33(2)	2,542	2,579
144A 6.375%, 1/30/34(2)	1,657	1,580
144A 5.750%, 3/24/35(2)	1,612	1,446
		5,605

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(8)(9)	100	—
Saudi Arabia—4.8%
Gaci First Investment Co.
RegS 4.750%, 2/14/30(4)	885	879
RegS 4.875%, 2/14/35(4)	3,268	3,153
Saudi International Bond
144A 4.500%, 4/17/30(2)	2,481	2,458
144A 5.000%, 1/16/34(2)	1,139	1,126
144A 5.625%, 1/13/35(2)	2,421	2,494
144A 3.750%, 1/21/55(2)	1,029	682
RegS 3.250%, 10/22/30(4)	978	910
RegS 3.750%, 1/21/55(4)	902	598
		12,300

Senegal—0.3%
Republic of Senegal RegS 7.750%, 6/10/31(4)	1,027	825
South Africa—1.2%
Republic of South Africa
5.750%, 9/30/49	1,562	1,129
7.300%, 4/20/52	1,033	890

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value

South Africa—continued
144A 7.100%, 11/19/36(2)	$ 1,212	$ 1,173
		3,192

Sri Lanka—1.0%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	409	381
144A 3.100%, 1/15/30(2)(5)	562	488
144A 3.350%, 3/15/33(2)(5)	868	674
144A 3.600%, 6/15/35(2)(5)	586	396
144A 3.600%, 2/15/38(2)(5)	814	635
		2,574

Trinidad and Tobago—0.8%
Trinidad & Tobago Government International Bond
144A 6.400%, 6/26/34(2)	1,237	1,182
RegS 5.950%, 1/14/31(4)	385	373
RegS 6.400%, 6/26/34(4)	523	500
		2,055

Turkey—4.3%
Hazine Mustesarligi Varl
144A 8.509%, 1/14/29(2)	1,387	1,477
RegS 9.758%, 11/13/25(4)	276	282
Republic of Turkiye
9.375%, 3/14/29	1,879	2,034
7.125%, 2/12/32	1,641	1,606
7.250%, 5/29/32	2,508	2,464
6.500%, 9/20/33	945	881
6.500%, 1/3/35	822	752
6.625%, 2/17/45	301	245
5.750%, 5/11/47	1,895	1,356
		11,097

Ukraine—1.0%
Ukraine Government Bond
144A 1.750%, 2/1/29(2)(5)	41	25
144A 0.000%, 2/1/30(2)(5)	112	54
144A 1.750%, 2/1/34(2)(5)	1,318	643
144A 0.000%, 2/1/36(2)(5)	295	142
144A 1.750%, 2/1/36(2)(5)	580	272
RegS 0.000%, 2/1/30(4)(5)	52	25
	Par Value(1)	Value

Ukraine—continued
RegS 0.000%, 2/1/34(4)(5)	$ 196	$ 73
RegS 0.000%, 2/1/35(4)(5)	1,165	562
RegS 1.750%, 2/1/35(4)(5)	554	266
RegS 0.000%, 2/1/36(4)(5)	835	402
RegS 1.750%, 2/1/36(4)(5)	398	187
		2,651

United Arab Emirates—1.6%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(2)	500	513
144A 3.000%, 9/15/51(2)	767	487
UAE International Government Bond 144A 4.050%, 7/7/32(2)	3,152	3,060
		4,060

Uruguay—3.1%
Republica Orient Uruguay
5.750%, 10/28/34	713	742
5.100%, 6/18/50	1,915	1,720
4.975%, 4/20/55	3,719	3,199
5.250%, 9/10/60	2,683	2,360
		8,021

Uzbekistan—0.0%
Uzbekistan International Bond 144A 3.700%, 11/25/30(2)	5	4
Venezuela—0.4%
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	5,949	848
RegS 6.000%, 12/9/20(4)(6)	1,038	139
		987

Zambia—0.2%
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	—(10)	—(10)
144A 0.500%, 12/31/53(2)	840	511
		511

Total Foreign Government Securities (Identified Cost $175,662)		175,384

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Convertible Bonds and Notes—0.1%
Tanzania—0.1%
HTA Group Ltd. RegS 2.875%, 3/18/27(4)	$ 200	$ 186
Total Convertible Bonds and Notes (Identified Cost $190)		186

Corporate Bonds and Notes—23.4%
Angola —0.1%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	127	124
Argentina—0.4%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(6)	145	80
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	311	283
Telecom Argentina S.A. 144A 9.250%, 5/28/33(2)	104	104
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	183	179
YPF S.A. 144A 9.500%, 1/17/31(2)	272	283
		929

Brazil—1.2%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	258	253
Ambipar Lux S.a.r.l. 144A 10.875%, 2/5/33(2)	134	124
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	156	129
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	211	209
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	268	206
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	269	256
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	135	136
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	306	240
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	252	224
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	292	280
OHI Group S.A. 144A 13.000%, 7/22/29(2)	245	248
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(2)(11)	268	259
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	161
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	250	260
		2,985

Chile—1.3%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	200	200
	Par Value(1)	Value

Chile—continued
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(12)	$ 208	$ 203
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(2)	237	236
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)	1,257	1,260
144A 3.700%, 1/30/50(2)	555	364
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	1,138	1,138
		3,401

China—0.2%
Studio City Finance Ltd. (Macau), 144A 5.000%, 1/15/29(2)	610	551
Colombia—0.4%
AI Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	354	296
Banco GNB Sudameris S.A. 144A 7.500%, 4/16/31(2)	148	144
Geopark Ltd. 144A 8.750%, 1/31/30(2)	228	182
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	236	165
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	296	269
		1,056

Czech Republic—0.2%
CPI Property Group S.A. RegS 6.000%, 1/27/32(4)	250EUR	286
Energo-Pro AS 144A 8.000%, 5/27/30(2)	200EUR	231
		517

Georgia—0.7%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	2,039	1,817
Ghana—0.1%
Kosmos Energy Ltd.
RegS 7.750%, 5/1/27(4)	150	131
RegS 7.500%, 3/1/28(4)	21	17
		148

India—0.4%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	259
Adani Ports & Special Economic Zone Ltd.
144A 4.200%, 8/4/27(2)	72	70
144A 3.100%, 2/2/31(2)	255	214
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	271	217
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(2)	103	101
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	70	68

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value

India—continued
Vedanta Resources Finance II plc
144A 10.250%, 6/3/28(2)	$ 70	$ 70
144A 10.875%, 9/17/29(2)	69	68
144A 9.475%, 7/24/30(2)	64	61
		1,128

Indonesia—1.6%
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	2,006	1,835
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(4)	70	70
Medco Laurel Tree Pte Ltd. 144A 6.950%, 11/12/28(2)	140	137
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	325
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	540
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	783	679
RegS 4.000%, 6/30/50(4)	716	489
		4,075

Israel—0.2%
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	200	184
Energean plc
144A 6.500%, 4/30/27(2)	132	129
RegS 6.500%, 4/30/27(4)	130	128
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	70	69
		510

Kuwait—0.1%
NBK Tier 1 Financing 2 Ltd. 144A 4.500% (2)(12)	145	143
Malaysia—1.7%
Petronas Capital Ltd.
144A 5.848%, 4/3/55(2)	1,526	1,503
RegS 4.550%, 4/21/50(4)	1,219	1,008
RegS 4.800%, 4/21/60(4)	712	593
RegS 3.404%, 4/28/61(4)	2,235	1,402
		4,506

Mexico—8.5%
Banco Mercantil del Norte S.A. 144A 5.875% (2)(12)	428	417
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	312	296
Comision Federal de Electricidad
144A 6.450%, 1/24/35(2)	923	887
RegS 3.348%, 2/9/31(4)	2,195	1,893
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	236	216
	Par Value(1)	Value

Mexico—continued
Petroleos Mexicanos
5.350%, 2/12/28	$ 5,990	$ 5,655
8.750%, 6/2/29	1,686	1,707
6.840%, 1/23/30	2,053	1,919
5.950%, 1/28/31	3,314	2,865
6.700%, 2/16/32	658	587
7.690%, 1/23/50	916	675
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	5,189	4,708
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	67	68
		21,893

Morocco—0.8%
OCP S.A.
144A 3.750%, 6/23/31(2)	150	132
144A 6.875%, 4/25/44(2)	1,298	1,213
144A 7.500%, 5/2/54(2)	728	710
		2,055

Nigeria—0.2%
Access Bank plc 144A 6.125%, 9/21/26(2)	75	72
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	128	126
144A 8.250%, 11/29/31(2)	70	70
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	178	179
		447

Peru—0.6%
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	141	141
144A 6.450%, 7/30/35(2)	34	34
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(2)	140	139
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(7)	725	626
Petroleos del Peru S.A. RegS 5.625%, 6/19/47(4)	968	586
		1,526

Saudi Arabia—0.4%
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	1,269	1,136
South Africa—1.2%
Eskom Holdings SOC Ltd. 144A 8.450%, 8/10/28(2)	2,533	2,617
Prosus N.V. 144A 3.832%, 2/8/51(2)	250	155
Sasol Financing USA LLC 4.375%, 9/18/26	380	370
		3,142

Tanzania—0.1%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	200	203

See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Trinidad and Tobago—0.2%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	$ 655	$ 622
Turkey—0.3%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)	199	198
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	34	33
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	140	141
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	199	205
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	199	173
		750

Ukraine—0.2%
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	408
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	150	143
		551

United Arab Emirates—1.6%
DAE Funding LLC 144A 3.375%, 3/20/28(2)	593	567
DP World Ltd.
144A 6.850%, 7/2/37(2)	491	530
144A 4.700%, 9/30/49(2)	436	352
RegS 4.700%, 9/30/49(4)	500	403
DP World Salaam RegS 6.000% (4)(12)	2,145	2,140
MAF Global Securities Ltd. RegS 6.375% (4)(12)	250	248
		4,240

Venezuela—0.6%
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(6)	8,872	1,121
RegS 6.000%, 5/16/24(4)(6)	2,000	236
RegS 6.000%, 11/15/26(4)(6)	1,071	127
RegS 5.375%, 4/12/27(4)(6)	1,250	147
		1,631

Vietnam—0.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	201	194
Total Corporate Bonds and Notes (Identified Cost $62,059)		60,280

Shares
Affiliated Mutual Funds—3.3%
Fixed Income Funds—3.3%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(13)(14)	269,626	2,122
	Shares	Value
Fixed Income Funds—continued
Virtus Stone Harbor Local Markets Fund Class I(13)(14)(15)	758,672	$ 6,525
Total Affiliated Mutual Funds (Identified Cost $8,348)		8,647

	Par Value(1)
Credit Linked Notes—1.2%
Iraq—1.2%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(8)(16)	194,313JPY	1,303
(Counterparty: BOA) 3.540%, 1/6/28(8)(16)	190,841JPY	1,280
(Counterparty: BOA) 3.565%, 1/1/28(8)(16)	88,519JPY	593
Total Credit Linked Notes (Identified Cost $4,635)		3,176

Total Long-Term Investments—95.9% (Identified Cost $250,894)		247,673

TOTAL INVESTMENTS—95.9% (Identified Cost $250,894)		$247,673
Other assets and liabilities, net—4.1%		10,458
NET ASSETS—100.0%		$258,131

Abbreviations:
CDS	Credit Default Swap
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to a value of $88,475 or 34.3% of net assets.
(3)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of May 31, 2025.
(6)	Security in default; no interest payments are being received.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
(9)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(10)	Amount is less than $500 (not in thousands).
(11)	100% of the income received was in PIK.
(12)	No contractual maturity date.
(13)	Affiliated investment. See Note 4G in Notes to Financial Statements.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Non-income producing.
(16)	Variable rate security. Rate disclosed is as of May 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
BOA	Bank of America
CITI	Citigroup Global Markets
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Country Weightings (Unaudited)†
Mexico	10%
Saudi Arabia	6
Turkey	5
Poland	4
Indonesia	4
Colombia	4
United States	4
Other	63
Total	100%
† % of total investments as of May 31, 2025.

Forward foreign currency exchange contracts as of May 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	2,583	USD	2,913	JPM	07/11/25	$28	$—
USD	7,258	EUR	6,669	CITI	07/11/25	—	(336)
USD	853	EUR	765	JPM	07/11/25	—	(17)
USD	3,076	JPY	454,711	JPM	07/11/25	—	(99)
Total						$28	$(452)

Over-the-counter credit default swaps - sell protection(1) outstanding as of May 31, 2025 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 5 Year CDS, CCC /BL(3),*	Quarterly	JPM	5.000%	12/20/29	$3,113	$(300)	$(494)	$194	$—
Republic of Argentina 5 Year CDS, CCC /BL(3),*	Quarterly	JPM	5.000%	12/20/29	366	(35)	(56)	21	—
Total						$(335)	$(550)	$215	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 0.75% fixed coupon, 07/09/2030 maturity.
*	Credit ratings provided by S&P / Morningstar DBRS, respectively.
See Notes to Financial Statements

Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of May 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$175,384	$—	$175,384	$—(1)
Convertible Bonds and Notes	186	—	186	—
Corporate Bonds and Notes	60,280	—	60,280	—
Credit Linked Notes	3,176	—	—	3,176
Affiliated Mutual Funds	8,647	8,647	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	28	—	28	—
Total Assets	247,701	8,647	235,878	3,176
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(452)	—	(452)	—
Over-the-Counter Credit Default Swaps	(335)	—	(335)	—
Total Liabilities	(787)	—	(787)	—
Total Investments	$246,914	$8,647	$235,091	$3,176

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Securities held by the Fund with an end of period value of ($0) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2024:	$ 3,730	$ 3,730	$ —
Accrued discount/(premium)	81	81	—
Net realized gain (loss)	(530)	(530)	—
Net change in unrealized appreciation (depreciation)(a)	831	895	(64)
Sales(b)	(1,000)	(1,000)	—
Transfers into Level 3(c)	64	—	64
Balance as of May 31, 2025	$ 3,176	$ 3,176	$ —(d)
(a) The net change in unrealized appreciation (depreciation) on investments still held at May 31, 2025, was $831.
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of May 31, 2025 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d) Includes internally fair valued securities currently priced at zero ($0).
See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—92.0%
Brazil—7.8%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	480BRL	$ 76
Series F 10.000%, 1/1/31	9,090BRL	1,365
		1,441

Chile—0.8%
Bonos Tesoreria Pesos
5.000%, 3/1/35	50,000CLP	50
144A, RegS 5.000%, 10/1/28(2)(3)	15,000CLP	16
144A, RegS 6.000%, 4/1/33(2)(3)	85,000CLP	91
		157

China—5.5%
China Government Bond
2.890%, 11/18/31	1,320CNY	198
2.670%, 5/25/33	2,620CNY	390
3.720%, 4/12/51	1,560CNY	293
International Bank for Reconstruction & Development 2.250%, 1/19/29	1,000CNY	141
		1,022

Colombia—4.7%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	1,091,000COP	253
Titulos De Tesoreria
9.250%, 5/28/42	3,030,000COP	557
7.250%, 10/26/50	360,000COP	51
		861

Czech Republic—4.4%
Czech Republic Government Bond
0.250%, 2/10/27	2,910CZK	126
2.750%, 7/23/29	2,150CZK	95
1.750%, 6/23/32	12,260CZK	486
RegS 4.200%, 12/4/36(3)	2,500CZK	113
		820

Hungary—2.3%
Hungary Government Bond 4.750%, 11/24/32	168,500HUF	419
India—11.6%
European Investment Bank RegS 7.400%, 10/23/33(3)	32,300INR	398
India Government Bond
7.180%, 8/14/33	27,700INR	343
6.670%, 12/17/50	23,100INR	268
Inter-American Development Bank
7.350%, 10/6/30	29,000INR	350
7.000%, 4/17/33	37,000INR	445
	Par Value(1)	Value

India—continued
International Bank for Reconstruction & Development
7.050%, 7/22/29	20,500INR	$ 243
6.710%, 1/21/35	8,000INR	95
		2,142

Indonesia—10.0%
Indonesia Government Bond
6.500%, 6/15/25	3,010,000IDR	185
9.000%, 3/15/29	860,000IDR	57
7.000%, 9/15/30	3,900,000IDR	244
6.375%, 4/15/32	14,560,000IDR	880
8.375%, 3/15/34	2,848,000IDR	192
7.500%, 5/15/38	3,278,000IDR	209
8.375%, 4/15/39	1,160,000IDR	80
		1,847

Malaysia—9.9%
Malaysia Government Bond
3.906%, 7/15/26	400MYR	95
3.885%, 8/15/29	2,550MYR	613
2.632%, 4/15/31	2,900MYR	655
3.582%, 7/15/32	245MYR	58
4.893%, 6/8/38	1,015MYR	267
4.696%, 10/15/42	560MYR	147
		1,835

Mexico—10.8%
Mex Bonos Desarr
5.750%, 3/5/26	2,260MXN	115
8.500%, 5/31/29	4,600MXN	236
7.750%, 5/29/31	3,900MXN	190
7.750%, 11/23/34	15,000MXN	696
7.750%, 11/13/42	15,100MXN	633
8.000%, 11/7/47	3,230MXN	136
		2,006

Peru—2.1%
Bonos De Tesoreria
5.400%, 8/12/34	454PEN	116
144A, RegS 7.600%, 8/12/39(2)(3)	930PEN	264
		380

Poland—4.7%
Poland Government Bond
7.500%, 7/25/28	1,340PLN	387
6.000%, 10/25/33	1,690PLN	473
		860

Romania—2.7%
Romania Government Bond
8.000%, 4/29/30	1,810RON	413
4.750%, 10/11/34	500RON	92
		505

See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
	Par Value(1)	Value

South Africa—8.5%
Republic of South Africa
10.500%, 12/21/26	2,400ZAR	$ 138
6.250%, 3/31/36	8,200ZAR	333
8.500%, 1/31/37	10,500ZAR	499
6.500%, 2/28/41	5,120ZAR	188
8.750%, 1/31/44	9,270ZAR	409
		1,567

Thailand—4.6%
Thailand Government Bond
2.000%, 12/17/31	6,000THB	185
3.775%, 6/25/32	2,200THB	76
2.800%, 6/17/34	6,000THB	198
3.300%, 6/17/38	9,100THB	316
3.450%, 6/17/43	2,200THB	77
		852

Turkey—1.5%
Turkiye Government Bond 31.080%, 11/8/28	11,700TRY	269
Uruguay—0.1%
Republica Orient Uruguay 8.250%, 5/21/31	950UYU	22
Total Foreign Government Securities (Identified Cost $16,826)		17,005

Corporate Bonds and Notes—1.4%
Poland—1.4%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	1,000PLN	265
Total Corporate Bonds and Notes (Identified Cost $251)		265

Total Long-Term Investments—93.4% (Identified Cost $17,077)		17,270

	Shares
Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.195%)(4)	252,525	253
Total Short-Term Investment (Identified Cost $253)		253

TOTAL INVESTMENTS—94.8% (Identified Cost $17,330)		$17,523
Other assets and liabilities, net—5.2%		966
NET ASSETS—100.0%		$18,489
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to a value of $371 or 2.0% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
CITI	Citigroup Global Markets
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings (Unaudited)†
India	12%
Mexico	11
Indonesia	11
Malaysia	11
South Africa	9
Brazil	8
Poland	6
Other	32
Total	100%
† % of total investments as of May 31, 2025.

See Notes to Financial Statements

Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of May 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	420	USD	73	JPM	07/02/25	$—	$(1)
CLP	156,000	USD	165	JPM	07/21/25	—	— (1)
CNH	7,890	USD	1,095	JPM	06/27/25	2	—
HUF	51,200	USD	144	GS	07/01/25	—	— (1)
INR	2,900	USD	34	JPM	06/27/25	—	— (1)
PEN	730	USD	199	JPM	06/04/25	3	—
PLN	990	USD	264	JPM	07/01/25	1	—
THB	31,800	USD	964	GS	06/30/25	7	—
USD	199	PEN	730	JPM	06/04/25	—	(3)
USD	279	COP	1,210,000	CITI	06/16/25	—	(12)
USD	327	CNH	2,350	JPM	06/27/25	—(1)	—
USD	380	INR	32,500	JPM	06/27/25	1	—
USD	236	THB	7,700	GS	06/30/25	1	—
USD	14	HUF	5,000	GS	07/01/25	—	— (1)
USD	233	BRL	1,340	JPM	07/02/25	—(1)	—
USD	228	MXN	4,500	JPM	07/09/25	—	(2)
USD	229	ZAR	4,200	JPM	07/09/25	—	(4)
USD	52	PEN	190	JPM	07/30/25	—	— (1)
Total						$15	$(22)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of May 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$17,005	$—	$17,005
Corporate Bonds and Notes	265	—	265
Money Market Mutual Fund	253	253	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	15	—	15
Total Assets	17,538	253	17,285
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(22)	—	(22)
Total Liabilities	(22)	—	(22)
Total Investments	$17,516	$253	$17,263

*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at May 31, 2025.
There were no transfers into or out of Level 3 related to securities held at May 31, 2025.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
May 31, 2025
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Assets
Investment in securities at value(1)	$6,827	$239,026	$17,523
Investment in affiliates at value(2)	—	8,647	—
Foreign currency at value(3)	115	115	77
Cash	77	10,858	502
Cash pledged as collateral for derivatives	—	970	—
Unrealized appreciation on forward foreign currency exchange contracts	—	28	15
Receivables
Investment securities sold	—	—	50
Fund shares sold	—	135	—
Dividends and interest	106	3,880	424
Receivable from adviser	8	—	3
Tax reclaims	1	54	20
Prepaid Trustees’ retainer	—(a)	6	—(a)
Prepaid expenses	1	17	5
Other assets	1	39	3
Total assets	7,136	263,775	18,622
Liabilities
Over-the-counter swaps at value(4)	—	335	—
Unrealized depreciation on forward foreign currency exchange contracts	—(a)	452	22
Payables
Fund shares repurchased	—	69	10
Investment securities purchased	152	4,509	36
Investment advisory fees	—	76	—
Distribution and service fees	—(a)	—(a)	—(a)
Administration and accounting fees	10	33	11
Transfer agent and sub-transfer agent fees and expenses	—(a)	38	1
Professional fees	35	42	38
Trustee deferred compensation plan	1	39	3
Interest expense and/or commitment fees	—(a)	1	—(a)
Other accrued expenses	12	50	12
Total liabilities	210	5,644	133
Commitments and contingencies (Note 4D)	—	—	—
Net Assets	$6,926	$258,131	$18,489
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$11,925	$763,891	$215,228
Accumulated earnings (loss)	(4,999)	(505,760)	(196,739)
Net Assets	$6,926	$258,131	$18,489
Net Assets:
Class A	$227	$109	$134
Class I	$6,699	$258,022	$18,355
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	28,881	14,642	15,706
Class I	851,080	35,013,853	2,132,989
Net Asset Value and Redemption Price Per Share:*
Class A	$7.85	$7.42	$8.53
Class I	$7.87	$7.37	$8.61
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
May 31, 2025
(Reported in thousands except shares and per share amounts)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$8.16	$7.71	$8.86
Maximum Sales Charge - Class A	3.75%	3.75%	3.75%
(1) Investment in securities at cost	$6,890	$242,546	$17,330
(2) Investment in affiliates at cost	$—	$8,348	$—
(3) Foreign currency at cost	$115	$115	$77
(4) Includes premiums paid (received) on swaps	$—	$(550)	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED May 31, 2025
($ reported in thousands)
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund	Stone Harbor Local Markets Fund
Investment Income
Dividends	$8	$330	$17
Dividends from affiliates	—	134	—
Interest	501	17,873	687
Foreign taxes withheld	(4)	—(a)	(7)
Total investment income	505	18,337	697
Expenses
Investment advisory fees	60	1,540	73
Distribution and service fees, Class A	1	—(a)	—(a)
Administration and accounting fees	25	274	27
Transfer agent fees and expenses	3	109	4
Sub-transfer agent fees and expenses, Class A	—(a)	—(a)	—
Sub-transfer agent fees and expenses, Class I	1	208	—(a)
Custodian fees	3	21	24
Printing fees and expenses	6	32	6
Professional fees	38	52	39
Interest expense and/or commitment fees	—(a)	1	—(a)
Registration fees	23	23	19
Trustees’ fees and expenses	1	22	1
Miscellaneous expenses	23	47	17
Total expenses	184	2,329	210
Less net expenses reimbursed and/or waived by investment adviser(1)	(114)	(480)	(112)
Net expenses	70	1,849	98
Net investment income (loss)	435	16,488	599
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	59	(2,206)	18
Investments in affiliates	—	(82)	—
Foreign currency transactions	—(a)	(424)	(106)
Foreign capital gains tax	—	—	(4)
Forward foreign currency exchange contracts	—	222	37
Swaps	—	75	—
Net change in unrealized appreciation (depreciation) on:
Investments	(62)	6,578	296
Investments in affiliates	—	340	—
Foreign currency transactions	—(a)	17	(82)
Forward foreign currency exchange contracts	—(a)	(252)	(5)
Swaps	—	215	—
Net realized and unrealized gain (loss) on investments	(3)	4,483	154
Net increase (decrease) in net assets resulting from operations	$432	$20,971	$753

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	Stone Harbor Emerging Markets Bond Fund		Stone Harbor Emerging Markets Debt Income Fund
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$435	$520	$16,488	$22,532
Net realized gain (loss)	59	(266)	(2,415)	(46,066)
Net change in unrealized appreciation (depreciation)	(62)	706	6,898	75,226
Increase (decrease) in net assets resulting from operations	432	960	20,971	51,692
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(12)	(8)	(8)	(9)
Class I	(424)	(620)	(16,985)	(37,141)
Total dividends and distributions to shareholders	(436)	(628)	(16,993)	(37,150)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	78	50	14	—(a)
Class I	(25)	(1,307)	(2,985)	(171,943)
Increase (decrease) in net assets from capital transactions	53	(1,257)	(2,971)	(171,943)
Net increase (decrease) in net assets	49	(925)	1,007	(157,401)
Net Assets
Beginning of period	6,877	7,802	257,124	414,525
End of Period	$6,926	$6,877	$258,131	$257,124

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)
	Stone Harbor Local Markets Fund
	Year Ended May 31, 2025	Year Ended May 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$599	$832
Net realized gain (loss)	(55)	(833)
Net change in unrealized appreciation (depreciation)	209	767
Increase (decrease) in net assets resulting from operations	753	766
Change in Net Assets from Capital Transactions (See Note 6):
Class A	23	—
Class I	10,374	(8,866)
Increase (decrease) in net assets from capital transactions	10,397	(8,866)
Net increase (decrease) in net assets	11,150	(8,100)
Net Assets
Beginning of period	7,339	15,439
End of Period	$18,489	$7,339
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(2)

Stone Harbor Emerging Markets Bond Fund
Class A
6/1/24 to 5/31/25	$7.85	0.47	—	0.47	(0.47)	(0.47)	—	$7.85	6.07%	$227	1.22% (8)	2.95%	5.94%	56%
6/1/23 to 5/31/24	7.61	0.45	0.35	0.80	(0.56)	(0.56)	0.24	7.85	10.93	149	1.25	2.40	5.79	69
6/1/22 to 5/31/23	7.89	0.41	(0.36)	0.05	(0.33)	(0.33)	(0.28)	7.61	0.71	96	1.25 (9)	2.25	5.49	31
4/11/22(10) to 5/31/22	8.16	0.05	(0.22)	(0.17)	(0.10)	(0.10)	(0.27)	7.89	(2.10)	97	1.27 (11)	3.15	4.50	14 (12)
Class I
6/1/24 to 5/31/25	$7.87	0.49	—	0.49	(0.49)	(0.49)	—	$7.87	6.38%	$6,699	0.98% (8)	2.59%	6.18%	56%
6/1/23 to 5/31/24	7.63	0.46	0.36	0.82	(0.58)	(0.58)	0.24	7.87	11.17	6,728	1.00	2.13	6.01	69
6/1/22 to 5/31/23	7.91	0.43	(0.37)	0.06	(0.34)	(0.34)	(0.28)	7.63	0.91	7,706	1.00 (9)	2.21	5.75	31
6/1/21 to 5/31/22	9.25	0.40	(1.33)	(0.93)	(0.41)	(0.41)	(1.34)	7.91	(10.40)	6,961	1.02 (11)	3.21	4.49	14
6/1/20 to 5/31/21	8.17	0.45	1.10	1.55	(0.47)	(0.47)	1.08	9.25	19.25	6,694	1.01 (13)	3.46	4.99	55

Stone Harbor Emerging Markets Debt Income Fund
Class A
6/1/24 to 5/31/25	$7.29	0.46	0.14	0.60	(0.47)	(0.47)	0.13	$7.42	8.45%	$109	1.00%	1.14%	6.15%	143%
6/1/23 to 5/31/24	6.90	0.46	0.61	1.07	(0.68)	(0.68)	0.39	7.29	16.31	93	1.00	1.10	6.57	123
6/1/22 to 5/31/23	7.63	0.49	(0.65)	(0.16)	(0.57)	(0.57)	(0.73)	6.90	(1.96)	88	1.01 (9)	1.10	7.04	131
4/11/22(10) to 5/31/22	8.06	0.06	(0.38)	(0.32)	(0.11)	(0.11)	(0.43)	7.63	(3.93)	95	1.02 (13)	1.10	6.09	104 (12)
Class I
6/1/24 to 5/31/25	$7.24	0.48	0.14	0.62	(0.49)	(0.49)	0.13	$7.37	8.78%	$258,022	0.72%	0.91%	6.42%	143%
6/1/23 to 5/31/24	6.91	0.48	0.60	1.08	(0.75)	(0.75)	0.33	7.24	16.57	257,031	0.72	0.88	6.90	123
6/1/22 to 5/31/23	7.63	0.51	(0.65)	(0.14)	(0.58)	(0.58)	(0.72)	6.91	(1.64)	414,437	0.73 (9)	0.82	7.27	131
6/1/21 to 5/31/22	9.82	0.46	(2.18)	(1.72)	(0.47)	(0.47)	(2.19)	7.63	(18.08)	731,029	0.74 (13)	0.75	4.96	104
6/1/20 to 5/31/21	8.92	0.51	0.85	1.36	(0.46)	(0.46)	0.90	9.82	15.31	1,396,895	0.73 (13)	0.73	5.18	106

Stone Harbor Local Markets Fund
Class A
6/1/24 to 5/31/25	$8.05	0.48	—	0.48	—	—	0.48	$8.53	5.96%	$134	1.25%	2.42%	5.91%	78%
6/1/23 to 5/31/24	7.69	0.47	(0.11)	0.36	—	—	0.36	8.05	4.68	104	1.25	1.90	5.92	133
6/1/22 to 5/31/23	7.51	0.47	(0.29)	0.18	—	—	0.18	7.69	2.40	100	1.19 (9)(13)	1.26	6.35	112
4/11/22(10) to 5/31/22	7.71	0.05	(0.25)	(0.20)	—	—	(0.20)	7.51	(2.59)	97	1.27 (13)	1.53	5.24	67 (12)
Class I
6/1/24 to 5/31/25	$8.10	0.51	—	0.51	—	—	0.51	$8.61	6.30%	$18,355	1.00%	2.15%	6.14%	78%
6/1/23 to 5/31/24	7.72	0.49	(0.11)	0.38	—	—	0.38	8.10	4.92	7,235	1.00	1.65	6.16	133
6/1/22 to 5/31/23	7.51	0.47	(0.26)	0.21	—	—	0.21	7.72	2.80	15,339	0.99 (9)(13)	1.08	6.35	112
6/1/21 to 5/31/22	9.03	0.41	(1.93)	(1.52)	—	—	(1.52)	7.51	(16.83)	77,005	1.01 (13)	1.14	4.87	67
6/1/20 to 5/31/21	8.34	0.40	0.29	0.69	—	—	0.69	9.03	8.27	160,992	1.01 (13)	1.04	4.60	95

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(4)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Inception date.
(11)	Includes borrowing costs of 0.02% to average net assets.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	Includes borrowing costs of 0.01% to average net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
May 31, 2025
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which three (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and is diversified, except Stone Harbor Local Markets Fund which is non-diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares and Class I shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
I.	Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
J.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
K.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
L.	Credit Linked Notes
The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to liquidity risk, market risk, interest rate risk and the risk that the counterparty will be unwilling or unable to meet its obligations under the note.
M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the year ended May 31, 2025, the Stone Harbor Emerging Markets Debt Income Fund and Stone Harbor Local Markets Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write both put and call options on portfolio securities. When doing so, the Fund is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline.
During the year ended May 31, 2025, Stone Harbor Emerging Markets Debt Income Fund invested in purchased call and put options contracts in an attempt to manage foreign currency risk and with the purpose of generating realized gains.
Options contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. There were no open Options contract at period end.
C.	Swaps
Certain Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the Over-the-Counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The value of the swap is reflected on the Statements of Assets and Liabilities as “Over-the-counter swaps at value” and as “Variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net Change in unrealized appreciation (depreciation) on swaps” in the Statement of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Credit default swaps – A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on a combination or basket of single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make specific payment should a negative credit event take place with respect to any of the referenced entities (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
During the year ended May 31, 2025, Stone Harbor Emerging Markets Debt Income Fund utilized both single name credit default swaps and credit index swaps to gain exposure to short individual securities or to gain exposure to a credit or asset-backed index.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at May 31, 2025:

Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Asset Derivatives
Over-the-counter swaps at value(1)	Credit contracts	$—	$215
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	—	28
Total Assets		$—	$243
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$—(a)	$(452)
Total Liabilities		$—(a)	$(452)

Statement Line Description	Primary Risk	Stone Harbor Local Markets Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$15
Total Assets		$15
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(22)
Total Liabilities		$(22)

(a)	Amount is less than $500 (not in thousands).
(1)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Schedule of Investments. For OTC swap contracts, the value (including premiums) at May 31, 2025 is shown in the Statement of Assets and Liabilities.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the year ended May 31, 2025:
Statement Line Description	Primary Risk	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Net Realized Gain (Loss) from
Purchased options(1)	Foreign currency contracts	$—	$51
Forward foreign currency exchange contracts	Foreign currency contracts	—	222
Swaps	Credit contracts	—	75
Total		$—	$348
Net Change in Unrealized Appreciation (Depreciation) on
Purchased options(2)	Foreign currency contracts	$—	$(10)
Forward foreign currency exchange contracts	Foreign currency contracts	—(a)	(252)
Swaps	Credit contracts	—	215
Total		$—(a)	$(47)

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
Statement Line Description	Primary Risk	Stone Harbor Local Markets Fund
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	Foreign currency contracts	$37
Total		$37
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	Foreign currency contracts	$(5)
Total		$(5)

(a) Amount is less than $500 (not in thousands).
(1) Amount included in Net realized gain (loss) on investments.
(2) Amount included in Net change in unrealized appreciation (depreciation) on investments.
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the year ended May 31, 2025:
	Stone Harbor Emerging Markets Bond Fund	Stone Harbor Emerging Markets Debt Income Fund
Purchased Options(1)	$—	$149
Forward Foreign Currency Exchange Purchase Contracts(2)	—	2,777
Forward Foreign Currency Exchange Sale Contracts(2)	46	10,832
Credit Default Swap Contracts - Sell Protection(2)	—	1,392

Stone Harbor Local Markets Fund
Forward Foreign Currency Exchange Purchase Contracts(2)	$2,726
Forward Foreign Currency Exchange Sale Contracts(2)	2,020
(1)	Average premium amount.
(2)	Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of May 31, 2025:

At May 31, 2025, the Funds’ derivative assets and liabilities (by type) are as follows:
	Stone Harbor Emerging Markets Bond Fund		Stone Harbor Emerging Markets Debt Income Fund		Stone Harbor Local Markets Fund
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$—	$—(a)	$28	$452	$15	$22
OTC swaps	—	—	—	335	—	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$—(a)	$28	$787	$15	$22
Derivatives not subject to a MNA or similar agreement	—	—	—	—	—	—
Total assets and liabilities subject to a MNA	$—	$—(a)	$28	$787	$15	$22

(a)	Amount is less than $500 (not in thousands).

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by each Fund as of May 31, 2025:
Stone Harbor Emerging Markets Bond Fund
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
JPMorgan Chase Bank N.A	$—(2)	$—	$—	$—	$—(2)
Total	$—(2)	$—	$—	$—	$—(2)

Stone Harbor Emerging Markets Debt Income Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
JPMorgan Chase Bank N.A.	$28	$(28)	$—	$—	$—
Total	$28	$(28)	$—	$—	$—
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$336	$—	$—	$(330)	$6
JPMorgan Chase Bank N.A.	451	(28)	—	(423)	—
Total	$787	$(28)	$—	$(753)	$6

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
Stone Harbor Local Markets Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(1)
Goldman Sachs & Co.	$8	$—	$—	$—	$8
JPMorgan Chase Bank N.A.	7	(7)	—	—	—
Total	$15	$(7)	$—	$—	$8
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(1)
Citigroup Global Markets	$12	$—	$—	$—	$12
JPMorgan Chase Bank N.A.	10	(7)	—	—	3
Total	$22	$(7)	$—	$—	$15

(1)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.
(2)	Amount is less than $500 (not in thousands).
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, LLC (“VIA” or the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:
Effective January 1, 2025, VIA has replaced Virtus Alternative Investment Advisers, LLC (f/k/a Virtus Alternative Investment Advisers, Inc.)(“VAIA”) as the investment adviser to each Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly owned indirect subsidiaries of Virtus. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Funds’ subadviser or the portfolio managers managing the Funds.

Fund	Advisory Fee
Stone Harbor Emerging Markets Bond Fund	0.85%
Stone Harbor Emerging Markets Debt Income Fund	0.60
Stone Harbor Local Markets Fund	0.75
During the year ended May 31, 2025, the Stone Harbor Emerging Markets Debt Income Fund invested a portion of its assets in Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund, each an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Stone Harbor Emerging Markets Debt Income Fund on the assets invested in the Stone Harbor Emerging Markets Bond Fund and Stone Harbor Local Markets Fund. For the year ended May 31, 2025, the waiver amounted to $31 for Stone Harbor Emerging Markets Debt Income Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less net expenses reimbursed and/or waived by investment adviser.”

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NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
B.	Subadviser
Stone Harbor Investment Partners (the “Subadviser”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through September 30, 2025, except for Stone Harbor Emerging Markets Bond Fund, which has a term through September 30, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class I
Stone Harbor Emerging Markets Bond Fund	1.20%(1)	0.95%(1)
Stone Harbor Emerging Markets Debt Income Fund	1.00	0.72
Stone Harbor Local Markets Fund	1.25	1.00
(1)	Effective January 1, 2025. For the period June 1, 2024 through December 31, 2024, the expense limitations were as follows for Class A shares and Class I shares respectively: 1.25% and 1.00%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses other than those of funds managed by the Funds’ subadviser, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending May 31:

	Expiration
Fund	2026	2027	2028	Total
Stone Harbor Emerging Markets Bond Fund
Class A	$ 1	$ 1	$ 4	$ 6
Class I	85	96	110	291
Stone Harbor Emerging Markets Debt Income Fund
Class A	— (1)	— (1)	— (1)	— (1)
Class I	438	443	449	1,330
Stone Harbor Local Markets Fund
Class A	— (1)	1	1	2
Class I	59	87	111	257
(1)	Amount is less than $500 (not in thousands).
During the year ended May 31, 2025, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended May 31, 2025, it retained net commissions of $—(1) for Class A shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan, at the annual rate of 0.25% of the average daily net assets of such Fund’s Class A shares. Class I shares are not subject to a 12b-1 plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended May 31, 2025, the Funds incurred administration fees totaling $258 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
For the year ended May 31, 2025, the Funds incurred transfer agent fees totaling $116 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended May 31, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this Note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the year ended May 31, 2025, is as follows:

	Value, beginning of period	Purchases(1)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Stone Harbor Emerging Markets Debt Income Fund
Affiliated Mutual Funds—3.3%(2)
Virtus Stone Harbor Emerging Markets Bond Fund Class I(3)	$2,529	$134	$550	$(82)	$91	$2,122	269,626	$134	$—
Virtus Stone Harbor Local Markets Fund Class I(3),(4)	2,483	3,793	—	—	249	6,525	758,672	—	—
Total	$5,012	$3,927	$550	$(82)	$340	$8,647		$134	$—
Footnote Legend:
(1)	Includes reinvested dividends from income and capital gain distributions.
(2)	The Stone Harbor Emerging Markets Debt Income Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At May 31, 2025, the Fund was the owner of record of 31% of the Virtus Stone Harbor Emerging Markets Bond Fund Class I shares and the owner of record of 35% of the Virtus Stone Harbor Local Markets Fund Class I shares.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Non-income producing.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at May 31, 2025.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, and short-term securities) during the year ended May 31, 2025, were as follows:
	Purchases	Sales
Stone Harbor Emerging Markets Bond Fund	$3,850	$3,815
Stone Harbor Emerging Markets Debt Income Fund	353,687	364,546
Stone Harbor Local Markets Fund	18,117	7,275
There were no purchases or sales of long-term U.S. government and agency securities during the year ended May 31, 2025.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Stone Harbor Emerging Markets Bond Fund				Stone Harbor Emerging Markets Debt Income Fund
	Year Ended May 31, 2025		Year Ended May 31, 2024		Year Ended May 31, 2025		Year Ended May 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	28	$226	7	$52	18	$132	—	$—
Reinvestment of distributions	1	7	—(1)	1	—(1)	2	—(1)	—(2)
Shares repurchased and cross class conversions	(19)	(155)	(—) (1)	(3)	(16)	(120)	—	—
Net Increase / (Decrease)	10	$78	7	$50	2	$14	—(1)	$—(2)
Class I
Shares sold and cross class conversions	143	$1,147	382	$2,903	9,412	$69,982	9,242	$64,978
Reinvestment of distributions	53	424	81	620	1,779	13,134	4,411	30,569
Shares repurchased and cross class conversions	(200)	(1,596)	(619)	(4,830)	(11,654)	(86,101)	(38,110)	(267,490)
Net Increase / (Decrease)	(4)	$(25)	(156)	$(1,307)	(463)	$(2,985)	(24,457)	$(171,943)

	Stone Harbor Local Markets Fund
	Year Ended May 31, 2025		Year Ended May 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	8	$69	—	$—
Shares repurchased and cross class conversions	(5)	(46)	—	—
Net Increase / (Decrease)	3	$23	—	$—
Class I
Shares sold and cross class conversions	1,423	$11,889	30	$235
Shares repurchased and cross class conversions	(183)	(1,515)	(1,123)	(9,101)
Net Increase / (Decrease)	1,240	$10,374	(1,093)	$(8,866)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
Note 7. 10% Shareholders
As of May 31, 2025, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Stone Harbor Emerging Markets Bond Fund	85%	3*
Stone Harbor Emerging Markets Debt Income Fund	64	4
Stone Harbor Local Markets Fund	92	3*
*	Includes affiliated shareholder account(s).
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. The Fund is unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of the Fund’s assets. The securities of the Fund may be deemed to have a zero value. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that the Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At May 31, 2025, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 3, 2025. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended May 31, 2025, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had an outstanding loan during the year ended May 31, 2025. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Stone Harbor Emerging Markets Bond Fund	$—(1)	$298	6.43%	3
Stone Harbor Local Markets Fund	—(1)	300	5.43	3
(1)	Amount is less than $500 (not in thousands).
Note 12. Federal Income Tax Information
($ reported in thousands)
At May 31, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Stone Harbor Emerging Markets Bond Fund	$ 6,890	$ 133	$ (196)	$ (63)
Stone Harbor Emerging Markets Debt Income Fund	252,511	6,037	(11,084)	(5,047)
Stone Harbor Local Markets Fund	17,656	863	(1,003)	(140)
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended May 31, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Stone Harbor Emerging Markets Bond Fund	$1,679	$3,255
Stone Harbor Emerging Markets Debt Income Fund	193,180	307,146
Stone Harbor Local Markets Fund	121,334	74,348
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Post-October Capital Loss Deferred	Capital Loss Deferred
Stone Harbor Emerging Markets Bond Fund	$4	$ 4	$ 4,934
Stone Harbor Emerging Markets Debt Income Fund	516	880	500,326
Stone Harbor Local Markets Fund	452	19	195,682

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2025
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended May 31, 2025 and 2024 was as follows:
	Ordinary Income	Total
Stone Harbor Emerging Markets Bond Fund
5/31/25	$ 436	$436
5/31/24	628	628
Stone Harbor Emerging Markets Debt Income Fund
5/31/25	16,993	16,993
5/31/24	37,150	37,150
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Stone Harbor Emerging Markets Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, and Virtus Stone Harbor Local Markets Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Stone Harbor Emerging Markets Bond Fund, Virtus Stone Harbor Emerging Markets Debt Income Fund, and Virtus Stone Harbor Local Markets Fund (three of the funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of their financial highlights for each of the three years in the period ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Funds, as of and for the year ended May 31, 2022, and the financial highlights for each of the periods ended on or prior to May 31, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated July 26, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, PA
July 24, 2025
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Virtus Opportunities Trust
OTHER INFORMATION
May 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the year ended May 31, 2025, the Funds incurred independent Trustee’s fees totaling $22 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
May 31, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the year ended May 31, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Stone Harbor Emerging Markets Bond Fund	0.00%	0.00%	$ 0
Stone Harbor Emerging Markets Debt Income Fund	0.00	0.00	0
Stone Harbor Local Markets Fund	0.00	0.00	0

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8457	07-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/01/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 08/01/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 07/29/2025

*	Print the name and title of each signing officer under his or her signature.